Quarterly Report
March 31, 2021
MFS®  Global Real
Estate Portfolio
MFS® Variable Insurance Trust III
VRE-Q1

Portfolio of Investments
3/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.2%
Construction – 7.5%
American Homes 4 Rent, “A”, REIT	149,241	$4,975,695
AvalonBay Communities, Inc., REIT	28,519	5,262,041
Mid-America Apartment Communities, Inc., REIT	27,369	3,950,989
		$14,188,725
Medical & Health Technology & Services – 0.8%
Encompass Health Corp.	17,680	$1,447,992
Network & Telecom – 5.0%
CoreSite Realty Corp., REIT	22,584	$2,706,692
Equinix, Inc., REIT	6,363	4,324,231
QTS Realty Trust, Inc., REIT, “A”	38,267	2,374,085
		$9,405,008
Real Estate – 79.9%
Advance Residence Investment Corp., REIT	975	$3,059,387
Alexandria Real Estate Equities, Inc., REIT	19,943	3,276,635
Allied Properties, REIT	42,494	1,374,199
Ascendas India Trust, REIT	1,693,900	1,872,210
Big Yellow Group PLC, REIT	190,433	2,927,218
Boardwalk, REIT	72,536	2,095,792
Boston Properties, Inc., REIT	22,393	2,267,515
Brixmor Property Group, Inc., REIT	161,060	3,258,244
Corporacion Inmobiliaria Vesta S.A.B. de C.V.	813,752	1,704,780
Corporate Office Properties Trust, REIT	2,660	70,038
Deutsche Wohnen SE	107,359	5,008,298
Douglas Emmett, Inc.	51,567	1,619,204
Embassy Office Parks, REIT	405,800	1,809,024
Empire State Realty Trust, REIT, “A”	201,374	2,241,293
EPR Properties, REIT	19,624	914,282
Equity Lifestyle Properties, Inc., REIT	50,607	3,220,629
ESR Cayman Ltd. (a)	991,000	3,257,724
Extra Space Storage, Inc., REIT	39,405	5,223,133
Fibra Uno Administracion S.A. de C.V., REIT	1,523,959	1,781,227
Goodman Group, REIT	349,085	4,804,473
Grainger PLC	843,815	3,103,638
Granite REIT	53,170	3,233,271
Host Hotels & Resorts, Inc., REIT (a)	176,757	2,978,355
Japan Logistics Fund, Inc., REIT	885	2,493,746
Katitas Co. Ltd.	117,300	3,281,004
LEG Immobilien AG	22,855	3,006,119
Link REIT	305,864	2,788,445
Mapletree Commercial Trust, REIT	1,467,600	2,318,423
Mapletree Logistics Trust, REIT	2,282,631	3,282,103
Medical Properties Trust, Inc., REIT	131,202	2,791,979
Multiplan Empreendimentos Imobiliarios S.A.	130,767	568,961
National Retail Properties, Inc., REIT	43,981	1,938,243
National Storage, REIT	1,907,531	2,907,342
Omega Healthcare Investors, Inc., REIT	73,020	2,674,723
Prologis, Inc., REIT	104,627	11,090,462
Rayonier, Inc., REIT	88,740	2,861,865
Shaftesbury PLC, REIT (a)	458,238	4,052,526
Shurgard Self Storage S.A.	52,603	2,396,561
Simon Property Group, Inc., REIT	35,760	4,068,415
Sino Land Co. Ltd.	1,946,613	2,714,708
STAG Industrial, Inc., REIT	101,722	3,418,876

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
STORE Capital Corp., REIT	129,928	$4,352,588
Sun Communities, Inc., REIT	20,046	3,007,702
Swire Properties Ltd.	1,252,800	3,875,669
Unite Group PLC, REIT (a)	103,141	1,517,168
Urban Edge Properties, REIT	180,934	2,989,030
VICI Properties, Inc., REIT	171,260	4,836,382
Warehouses De Pauw, REIT	113,813	3,761,143
Welltower, Inc., REIT	84,800	6,074,224
		$150,168,976
Telecommunications - Wireless – 3.1%
American Tower Corp., REIT	11,311	$2,704,007
Cellnex Telecom S.A.	55,922	3,219,965
		$5,923,972
Telephone Services – 1.9%
Helios Tower PLC (a)	1,533,243	$3,572,200
Total Common Stocks		$184,706,873
Investment Companies (h) – 0.0%
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 0.05% (v)	117	$117

Other Assets, Less Liabilities – 1.8%		3,326,000
Net Assets – 100.0%		$188,032,990
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $117 and $184,706,873, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$102,919,549	$—	$—	$102,919,549
Hong Kong	3,875,669	8,760,877	—	12,636,546
United Kingdom	11,600,550	—	—	11,600,550
Japan	2,493,746	6,340,391	—	8,834,137
Germany	8,014,417	—	—	8,014,417
Australia	4,804,473	2,907,342	—	7,711,815
Singapore	—	7,472,736	—	7,472,736
Canada	6,703,262	—	—	6,703,262
Belgium	6,157,704	—	—	6,157,704
Other Countries	10,847,133	1,809,024	—	12,656,157
Mutual Funds	117	—	—	117
Total	$157,416,620	$27,290,370	$—	$184,706,990
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,097,142	$9,617,153	$13,714,178	$—	$—	$117
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$819	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2021, are as follows:
United States	56.5%
Hong Kong	6.7%
United Kingdom	6.2%
Japan	4.7%
Germany	4.3%
Australia	4.1%
Singapore	4.0%
Canada	3.6%
Belgium	3.3%
Other Countries	6.6%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
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